FAIR VALUE MEASUREMENTS - Financial and Non-Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:	$ 2,623
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:		$ 1,675
Short term investments:		12,011
Investment in ordinary shares	2,557
Investment in warrants - Designated as investment measured at FVTPL	66	5
Investment in convertible loan-AFS		296
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in equity securities, at fair value:		1,675
Investment in ordinary shares	2,557
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short term investments:		12,011
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in warrants - Designated as investment measured at FVTPL	$ 66	5
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Investment in convertible loan-AFS		$ 296